Consolidated Statements of Profit or Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share [Abstract]
Diluted net loss per share from continuing operation	$ (8.65)	$ (9.38)	$ (1.74)
Diluted net profit (loss) per share from discontinued operation	$ (0.21)	$ 0.07	$ 0.01
Weighted average number of shares outstanding used in computation of diluted loss per share (in Shares)	9,686,000	8,529,000	7,751,000